Warrant Liability - Disclosure of Changes in Fair Value of Warrant Liabilities (Details) - USD ($)	2 Months Ended	6 Months Ended
	Dec. 31, 2023	Jun. 30, 2024
Disclosure of warrant liability [abstract]
Number of public warrants issued, At date of acquisition	11,499,990	11,499,990
Number of private warrants issued, At date of acquisition	11,950,000	11,950,000
Number of founder warrants issued, At date of acquisition	1,779,368	1,779,368
Non-current warrant liability, At date of acquisition	$ 1,513,762	$ 2,018,349
Change in fair value	$ 504,587	$ (78,211)
Number of public warrants issued, Balance	11,499,990	11,499,990
Number of private warrants issued, Balance	11,950,000	11,950,000
Number of founder warrants issued, Balance	1,779,368	1,779,368
Non-current warrant liability, Balance	$ 2,018,349	$ 1,940,138